SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 142	$ 170
Available-for-sale Securities, Gross unrealized/ unrecognized gains	105	35
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	247	205
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	9,018	12,232
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	183	210
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	6	88
Held-to-maturity Securities, Estimated fair value	9,195	12,354
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	134	162
Available-for-sale Securities, Gross unrealized/ unrecognized gains	2	4
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	136	166
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	3,792	5,341
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	180	210
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	1	49
Held-to-maturity Securities, Estimated fair value	3,971	5,502
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	8	8
Available-for-sale Securities, Gross unrealized/ unrecognized gains	103	31
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	111	39
US Government Agencies Short-term Debt Securities [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	5,226	6,891
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	3	0
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	5	39
Held-to-maturity Securities, Estimated fair value	$ 5,224	$ 6,852